AMOUNTS DUE TO RELATED PARTIES (Details Narrative) $ in Millions, $ in Millions			12 Months Ended
	Dec. 30, 2022 USD ($)	Dec. 30, 2022 SGD ($)	Dec. 31, 2024 USD ($)
Ms. Liao [Member] | SKK Works Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividends	$ 4.9	$ 6.8
Injected additional funds			$ 1.2
Mr. Ng [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividends	4.9	6.8
Mr. Ng [Member] | SKK Works Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Dividends	$ 4.9	$ 6.8